Document and Entity Information	Sep. 10, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	WESBANCO INC
Amendment Flag	false
Entity Central Index Key	0000203596
Document Type	8-K
Document Period End Date	Sep. 10, 2025
Entity Incorporation State Country Code	WV
Entity File Number	001-39442
Entity Tax Identification Number	55-0571723
Entity Address, Address Line One	1 Bank Plaza
Entity Address, City or Town	Wheeling
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	26003
City Area Code	(304)
Local Phone Number	234-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 2.0833 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock $2.0833 Par Value
Trading Symbol	WSBC
Security Exchange Name	NASDAQ
Depositary Shares Each Representing 140th Interest In A Share Of 6.75 Fixed Rate Reset Not Cumulative Perpetual Preferred Stock Series A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing 1/40th interest in a share of 6.75% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series A)
Trading Symbol	WSBCP
Security Exchange Name	NASDAQ